UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Holding Inc.
Address: 711 Fifth Avenue
         New York, NY  10022

13F File Number:  28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $221,462 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-3765                       Allen & Company Incorporated
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARGAN INC                      COM              04010E109      999    64516 SH       DEFINED 1               64516        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    39180      300 SH       DEFINED 1                 300        0        0
CARDICA INC                    COM              14141R101     3403   417938 SH       DEFINED 1              417938        0        0
COCA COLA CO                   COM              191216100   150598  2847920 SH       DEFINED 1             2847920        0        0
CONVERA CORP                   CL A             211919105     5417  5416510 SH       DEFINED 1             5416510        0        0
CONVERA CORP                   CL A             211919105     6312  6312077 SH       SOLE                  6312077        0        0
ELECTRO OPTICAL SCIENCES INC   COM              285192100      961   183981 SH       DEFINED 1              183981        0        0
EXPEDIA INC DEL                COM              30212P105     3517   232781 SH       DEFINED 1              232781        0        0
EXPEDIA INC DEL                COM              30212P105      260    17219 SH       SOLE                    17219        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508    10321   596603 SH       DEFINED 1              596603        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      149     8609 SH       SOLE                     8609        0        0
MANNKIND CORP                  COM              56400P201      345    89281 SH       DEFINED 1               89281        0        0